TIME DEPOSIT (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Time deposit, fixed interest rate	1.95%	2.80%
Time deposit, maturity date	May 18, 2016	Jun. 02, 2015